Employee Benefit Plans	12 Months Ended
Jun. 30, 2017
Employee Benefit Plans

15. Employee Benefit Plans

The Company has a qualified defined contribution benefit plan, which allows for voluntary pre-tax contributions by the employees. The Company makes a matching contribution on behalf of the employees. The Company incurred $0.7 million and $0.6 million in expenses related to the plan for the year ended June 30, 2017 and 2016, respectively.